Intangible Assets, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses	$ 3,699	$ 1,839	$ 1,419
Future amortization expense next twelve months	4,443
Future amortization expense year two	3,830
Future amortization expense year three	2,400
Future amortization expense year four	1,587
Future amortization expense year five	750
Future amortization expense thereafter	$ 687